RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 7. RELATED PARTY TRANSACTIONS

The Company purchases its inventory from a supplier related through common ownership and management. The Chief Executive Officer and Chairman of the Company is the supplier's President. In addition, the Chief Financial Officer and Director of the Company has a minority interest in the supplier. The amount of inventory purchased from the supplier during the three months ended August 31, 2016 and August 31, 2015 was approximately $12,817 and $111,059, respectively. As of August 31, 2016 and August 31, 2015, accounts payable to this supplier of $-0- and $10,000, respectively, were reported as accounts payable and accrued expenses.

Note 7. OTHER RELATED PARTY TRANSACTIONS

The Company purchases its inventory from a supplier related through common ownership and management. The Chief Executive Officer and Chairman of the Company is the supplier’s President. In addition, the Chief Financial Officer and Director of the Company has a minority interest in the supplier. The amount of inventory purchased from this supplier during the years ended May 31, 2016 and 2015, was approximately $204,000 and $214,000, respectively. As of May 31, 2016 and 2015, the Company has advances to this supplier of $14,740 and $15,000, respectively.